Note 2 - Summary of Significant Accounting Policies (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Finite-Lived Intangible Asset, Useful Life	13 years 146 days
Number of Reporting Units	6
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability	$ 8,460
Customer Lists and Relationships [Member]
Finite-Lived Intangible Asset, Useful Life	11 years 182 days
Trademarks and Trade Names [Member]
Finite-Lived Intangible Asset, Useful Life	14 years 182 days
Minimum [Member]
Finite Lived Intangible Asset Useful Life Franchise Rights	2.50%
Minimum [Member] | Customer Lists and Relationships [Member]
Finite-Lived Intangible Asset, Useful Life	4 years
Minimum [Member] | Trademarks and Trade Names [Member]
Finite-Lived Intangible Asset, Useful Life	5 years
Minimum [Member] | Management Contracts and Other [Member]
Finite-Lived Intangible Asset, Useful Life	2 years
Minimum [Member] | Order or Production Backlog [Member]
Finite-Lived Intangible Asset, Useful Life	180 days
Maximum [Member]
Finite Lived Intangible Asset Useful Life Franchise Rights	15.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	15 years
Maximum [Member] | Customer Lists and Relationships [Member]
Finite-Lived Intangible Asset, Useful Life	20 years
Maximum [Member] | Trademarks and Trade Names [Member]
Finite-Lived Intangible Asset, Useful Life	35 years
Maximum [Member] | Management Contracts and Other [Member]
Finite-Lived Intangible Asset, Useful Life	15 years
Maximum [Member] | Order or Production Backlog [Member]
Finite-Lived Intangible Asset, Useful Life	1 year
Building [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	20 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	40 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years